Leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lease [Line Items]
Right-of-use assets | $			$ 681,845
Property and equipment [Member]
Lease [Line Items]
Right-of-use assets | $		$ 626,414	$ 508,617
Minimum [Member]
Lease [Line Items]
Original lease terms	13 months
Lease term consideration | ¥	¥ 0
Maximum [Member]
Lease [Line Items]
Original lease terms	3 years
Lease term consideration | ¥	¥ 100